PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Automobile Components 1.1%
Dorman Products, Inc.*	987	$112,548
Banks 9.5%
Atlantic Union Bankshares Corp.(a)	1,832	69,250
BankUnited, Inc.	868	30,675
Brookline Bancorp, Inc.	5,868	66,015
Eastern Bankshares, Inc.	6,618	108,072
Enterprise Financial Services Corp.	1,599	84,299
First Bancorp	1,228	51,208
First Interstate BancSystem, Inc. (Class A Stock)	2,326	71,641
Heritage Financial Corp.	3,117	71,660
Hilltop Holdings, Inc.	1,515	46,404
MidWestOne Financial Group, Inc.	1,567	45,349
Pinnacle Financial Partners, Inc.	1,338	141,092
Renasant Corp.	1,904	64,945
Wintrust Financial Corp.	822	95,262
		945,872
Biotechnology 5.6%
Apellis Pharmaceuticals, Inc.*	1,206	32,876
Arcutis Biotherapeutics, Inc.*	11,281	93,745
Avid Bioservices, Inc.*	1,586	15,797
Cabaletta Bio, Inc.*	5,199	18,456
Celldex Therapeutics, Inc.*	1,103	28,744
Crinetics Pharmaceuticals, Inc.*	2,244	125,574
Krystal Biotech, Inc.*	391	67,459
Tourmaline Bio, Inc.*(a)	725	18,502
Twist Bioscience Corp.*	1,642	66,271
Vaxcyte, Inc.*	454	48,283
Veracyte, Inc.*	1,259	42,479
		558,186
Building Products 1.5%
Hayward Holdings, Inc.*	6,119	99,495
Zurn Elkay Water Solutions Corp.	1,409	50,865
		150,360
Capital Markets 2.3%
Bridge Investment Group Holdings, Inc. (Class A Stock)	4,722	51,375

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Brightsphere Investment Group, Inc.	3,139	$82,838
Marex Group PLC (United Kingdom)	2,884	75,965
Moelis & Co. (Class A Stock)	340	22,576
		232,754
Chemicals 1.8%
Avient Corp.	2,659	123,936
Element Solutions, Inc.	2,035	55,148
		179,084
Commercial Services & Supplies 4.2%
ACV Auctions, Inc. (Class A Stock)*	7,844	135,623
Casella Waste Systems, Inc. (Class A Stock)*	1,366	133,704
VSE Corp.	1,456	149,415
		418,742
Construction & Engineering 2.4%
Concrete Pumping Holdings, Inc.*	6,048	33,566
Construction Partners, Inc. (Class A Stock)*	1,412	111,167
Great Lakes Dredge & Dock Corp.*	8,052	92,034
		236,767
Consumer Staples Distribution & Retail 1.0%
Chefs’ Warehouse, Inc. (The)*	2,521	100,638
Diversified Telecommunication Services 0.9%
Cogent Communications Holdings, Inc.	1,139	91,427
Electronic Equipment, Instruments & Components 1.1%
Littelfuse, Inc.	352	86,110
Mirion Technologies, Inc.*	1,838	27,202
		113,312
Energy Equipment & Services 1.7%
Cactus, Inc. (Class A Stock)	1,583	93,856
Expro Group Holdings NV*	6,208	79,152
		173,008

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Financial Services 3.8%
AvidXchange Holdings, Inc.*	4,979	$41,027
Essent Group Ltd.	1,301	78,073
Flywire Corp.*	3,132	54,560
Shift4 Payments, Inc. (Class A Stock)*	2,262	204,575
		378,235
Food Products 3.1%
Adecoagro SA (Brazil)	3,595	41,343
Freshpet, Inc.*	1,252	165,940
Utz Brands, Inc.	5,525	95,140
		302,423
Gas Utilities 1.4%
Chesapeake Utilities Corp.	1,118	133,925
Health Care Equipment & Supplies 1.3%
Inari Medical, Inc.*	1,147	55,515
Tandem Diabetes Care, Inc.*	2,195	68,857
		124,372
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	610	26,041
LifeStance Health Group, Inc.*	8,582	57,585
NeoGenomics, Inc.*	4,459	60,598
Option Care Health, Inc.*	1,647	37,947
Progyny, Inc.*	1,567	23,583
Surgery Partners, Inc.*	987	28,426
		234,180
Health Care Technology 0.6%
Evolent Health, Inc. (Class A Stock)*	1,367	31,920
Waystar Holding Corp.*	1,089	31,069
		62,989
Hotel & Resort REITs 0.4%
Summit Hotel Properties, Inc.	6,964	42,620

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 3.3%
Bloomin’ Brands, Inc.	3,872	$64,236
Golden Entertainment, Inc.	1,754	51,524
Penn Entertainment, Inc.*	2,782	54,945
Shake Shack, Inc. (Class A Stock)*	1,323	160,969
		331,674
Household Durables 1.1%
Century Communities, Inc.	1,262	111,889
Industrial REITs 1.1%
Plymouth Industrial REIT, Inc.	5,569	113,162
Insurance 2.3%
Axis Capital Holdings Ltd.	1,870	146,346
Skyward Specialty Insurance Group, Inc.*	1,832	80,993
		227,339
IT Services 2.3%
ASGN, Inc.*	995	91,640
Grid Dynamics Holdings, Inc.*	8,562	136,307
		227,947
Machinery 4.8%
Enerpac Tool Group Corp.	2,919	128,786
Enpro, Inc.	277	40,334
Gates Industrial Corp. PLC*	7,437	143,906
Trinity Industries, Inc.	4,683	160,533
		473,559
Marine Transportation 1.4%
Kirby Corp.*	1,229	141,040
Metals & Mining 3.2%
Constellium SE*	5,023	55,755
Eldorado Gold Corp. (Turkey)*	8,247	143,251
ERO Copper Corp. (Brazil)*	6,309	115,707
		314,713

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Ladder Capital Corp.	9,670	$110,335
Office REITs 0.9%
Cousins Properties, Inc.	2,789	85,427
Oil, Gas & Consumable Fuels 2.0%
Crescent Energy Co. (Class A Stock)	5,554	69,036
Kosmos Energy Ltd. (Ghana)*	17,091	64,262
Northern Oil & Gas, Inc.	1,902	68,948
		202,246
Personal Care Products 0.6%
elf Beauty, Inc.*	576	60,624
Pharmaceuticals 4.0%
Longboard Pharmaceuticals, Inc.*	633	37,803
Phathom Pharmaceuticals, Inc.*(a)	5,673	97,292
Prestige Consumer Healthcare, Inc.*	1,173	86,509
Tarsus Pharmaceuticals, Inc.*	2,717	120,879
Verona Pharma PLC (United Kingdom), ADR*	1,560	52,931
		395,414
Professional Services 2.2%
First Advantage Corp.*	1,168	21,164
Huron Consulting Group, Inc.*	889	102,884
Korn Ferry	1,398	98,769
		222,817
Real Estate Management & Development 0.4%
Marcus & Millichap, Inc.	1,060	40,110
Residential REITs 2.5%
Independence Realty Trust, Inc.	7,774	152,526
UMH Properties, Inc.	4,973	92,746
		245,272
Retail REITs 1.1%
Urban Edge Properties	4,684	104,172

PGIM Jennison Small-Cap Core Equity Fund

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 6.2%
Credo Technology Group Holding Ltd.*	3,186	$120,112
Impinj, Inc.*	459	87,205
MACOM Technology Solutions Holdings, Inc.*	1,239	139,264
SiTime Corp.*	681	115,096
Tower Semiconductor Ltd. (Israel)*	3,596	150,888
		612,565
Software 7.6%
Agilysys, Inc.*	100	10,004
Intapp, Inc.*	3,571	179,157
nCino, Inc.*	2,142	79,897
Q2 Holdings, Inc.*	2,248	190,316
Riskified Ltd. (Class A Stock)*	8,704	38,907
Sprout Social, Inc. (Class A Stock)*	2,933	77,695
Varonis Systems, Inc.*	2,239	112,778
Vertex, Inc. (Class A Stock)*	1,629	67,620
		756,374
Specialized REITs 0.9%
National Storage Affiliates Trust	2,000	84,300
Specialty Retail 1.7%
Boot Barn Holdings, Inc.*	478	59,535
Five Below, Inc.*	222	21,043
Foot Locker, Inc.	1,270	29,451
Warby Parker, Inc. (Class A Stock)*	3,504	59,323
		169,352
Textiles, Apparel & Luxury Goods 1.3%
Kontoor Brands, Inc.	1,020	87,343
Wolverine World Wide, Inc.	2,454	37,767
		125,110

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2024
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 0.9%
Herc Holdings, Inc.	281	$58,768
Rush Enterprises, Inc. (Class A Stock)	583	32,986
		91,754

Total Long-Term Investments (cost $7,322,531)		9,838,637

Short-Term Investments 5.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.011%)(wb)	373,815	373,815
PGIM Institutional Money Market Fund (7-day effective yield 5.096%) (cost $179,065; includes $178,458 of cash collateral for securities on loan)(b)(wb)	179,155	179,065

Total Short-Term Investments (cost $552,880)		552,880

TOTAL INVESTMENTS 104.6% (cost $7,875,411)		10,391,517
Liabilities in excess of other assets (4.6)%		(453,421)

Net Assets 100.0%		$9,938,096

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $170,467; cash collateral of $178,458 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Jennison Small-Cap Core Equity Fund